Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Central Index Key	0001527972
Amendment Flag	false
Document Creation Date	Dec. 31, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	Jan. 01, 2014
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM | Share class
Risk/Return:
Trading Symbol	ETOPX